Loans and Advances to Banks, net - Impairment allowance for due from banks (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances with domestic banks			$ 99,776	$ 119,998
Loans and advances with foreign banks			293,777	289,107
Loans and advances with central bank of Chile			1,100,831	350,916
Loans and advances to banks		$ 2,154,533	1,494,384	760,021
Financial assets at beginning of period	$ 4,390,903
Financial assets at end of period	4,312,504
Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to banks			1,495,396	760,285
Loans and advances to banks, net | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances with domestic banks			100,023	120,017
Loans and advances with foreign banks			294,542	289,352
Loans and advances with central bank of Chile			1,100,831	350,916
Loans and advances to banks			1,495,396	760,285
Financial assets at beginning of period	760,285
Net change on financial assets	748,184
Foreign exchange adjustments	(13,073)
Financial assets at end of period	1,495,396
Loans and advances to banks, net | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(772)
Net change on financial assets	(259)
Impact on year end ECL of exposures transferred between stages during the year	(3)
Foreign exchange adjustments	22
Financial assets at end of period	(1,012)
Loans and advances to banks, net | 12-month expected credit losses | Individual | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances with domestic banks			100,023
Loans and advances with foreign banks			266,648
Loans and advances with central bank of Chile			1,100,831
Loans and advances to banks			1,467,502
Financial assets at beginning of period	760,285
Net change on financial assets	746,808
Transfer to Stage 2	(26,518)
Foreign exchange adjustments	(13,073)
Financial assets at end of period	1,467,502
Loans and advances to banks, net | 12-month expected credit losses | Individual | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(772)
Net change on financial assets	(250)
Transfer to Stage 2	63
Foreign exchange adjustments	22
Financial assets at end of period	(937)
Loans and advances to banks, net | Lifetime expected credit losses | Individual | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances with foreign banks			27,894
Loans and advances to banks			27,894
Net change on financial assets	1,376
Transfer to Stage 2	26,518
Financial assets at end of period	27,894
Loans and advances to banks, net | Lifetime expected credit losses | Individual | Financial instruments not credit-impaired | Accumulated Amortization
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net change on financial assets	(9)
Transfer to Stage 2	(63)
Impact on year end ECL of exposures transferred between stages during the year	(3)
Financial assets at end of period	$ (75)
Loans and advances to banks, net | Normal | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances with domestic banks			100,023	120,017
Loans and advances with foreign banks			294,542	289,352
Loans and advances with central bank of Chile			1,100,831	$ 350,916
Loans and advances to banks, net | Normal | 12-month expected credit losses | Individual | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances with domestic banks			100,023
Loans and advances with foreign banks			266,648
Loans and advances with central bank of Chile			1,100,831
Loans and advances to banks, net | Normal | Lifetime expected credit losses | Individual | Financial instruments not credit-impaired | Gross Balance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances with foreign banks			$ 27,894